Income (loss) per share - Disclosure of Earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Shares [Abstract]
Net income (loss) for the year	$ 57,376	$ (167,928)
Weighted average number of ordinary shares - basic	223,655,880	225,867,169
Effect of dilutive share options	1,263,594	0
Weighted average number of ordinary shares - diluted	224,919,474	225,867,169